MERRILL LYNCH
HEALTHCARE
FUND, INC.


FUND LOGO



Semi-Annual Report

October 31, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




MERRILL LYNCH HEALTH CARE FUND, INC.


Officers and
Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Jordan C. Schreiber, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Healthcare Fund, Inc., October 31, 2000


DEAR SHAREHOLDER

During the six-month period ended October 31, 2000, Merrill Lynch Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +23.21%, +22.59%, +22.69% and +23.02%, respectively. Our performance trailed the +31.09% return of the Fund's peer group, as measured by the Lipper Health/ Biotechnology Fund Average. During the same period, the unmanaged Standard & Poor's 500 Index declined by 1.03%.
Investment Environment

As the six-month period ended October 31, 2000 began, the biotechnology sector rebounded from a sharp sell-off that occurred in March and April. Initial public offering activity in the biotechnology sector also rose as the period progressed. In May there was widespread investor concern about possible interest rate increases to restrain a heated economy. As we entered June, signs of a slowing economy eased interest rate fears but raised concern about earnings growth sustainability in a less robust economy. Pharmaceutical stocks, which constitute about two-thirds of the healthcare sector's market capitalization, typically generate relatively predictable earnings growth. We estimate an earnings growth rate in the mid-to-high teens. This industry group, largely insulated from an economic slowdown, presents an increasingly favorable comparison to the slowing earnings growth rate outlook of the broader indexes. However, in September and October as the election neared, concerns about a Democratic Presidential/ Congressional sweep with subsequent price controls on pharmaceuticals, coupled with negative rhetoric from the Gore campaign, pressured share prices of this group. At the same time, a sharp pullback in technology shares led to an apparent shift of investment from that sector to biotechnology, a less economically and politically sensitive area.

The shift to the biotechnology sector, which is disproportionately represented in the Lipper Health/ Biotechnology Fund category, led to outperformance by those funds with an especially heavy or exclusive commitment to the biotechnology sector and penalized funds with a significant pharmaceutical position. Merrill Lynch Healthcare Fund, Inc., which has maintained a diversified healthcare portfolio with pharmaceutical holdings to provide downside support and biotechnology positions to generate offensive strength, was caught in the crosscurrents of this market action. The Lipper Health/Biotechnology Fund category is heavily skewed toward small cap biotechnology funds. These circumstances accounted for the Fund's underperformance relative to its peer group, as measured by Lipper Health/Biotechnology Fund category, during the six-month period ended October 31, 2000.

Investment Strategy
We continued to maintain a diversified portfolio. At October 31, 2000, no single position exceeded 7% of the portfolio's net assets. By October 31, 2000, the Fund held 78 positions, with 21 representing small cap issues (under $1 billion), while 34 were large cap holdings (over $5 billion). In the present environment, we expect to continue to maintain a substantial position in the pharmaceuticals group in an effort to provide downside insulation as well as to look for any robust upside potential from our biotechnology holdings.

In Conclusion
We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Jordan C. Schreiber)
Jordan C. Schreiber
Senior Vice President and
Portfolio Manager




December 5, 2000



PROXY RESULTS
During the six-month period ended October 31, 2000, Merrill Lynch
Healthcare Fund, Inc.'s shareholders voted on the following
proposals. Proposals 1 and 2 were approved at a shareholders'
meeting on July 25, 2000. With respect to Proposals 3 and 4, the meeting was adjourned until November 8, 2000. The description of each proposal and number of shares voted are as follows:
                                                                       Shares Voted
                                                                           For
1.To elect the Fund's Board of Directors:    Terry K. Glenn             79,699,191
                                             Ronald W. Forbes           79,669,245
                                             Cynthia A. Montgomery      79,637,155
                                             Charles C. Reilly          79,658,711
                                             Kevin A. Ryan              79,613,394
                                             Roscoe S. Suddarth         79,623,692
                                             Richard R. West            79,653,380
                                             Arthur Zeikel              79,631,465
                                             Edward D. Zinbarg          79,601,590

                                                                       Shares Voted   Shares Voted     Shares Voted
                                                                           For          Against          Abstain
2. To ratify the selection of Deloitte & Touche LLP as the
   Fund's independent auditors for the current fiscal year.             78,239,225        825,385        2,886,606

3. To convert the Fund to "master/feeder" structure.                    Adjourned       Adjourned        Adjourned

4. To amend the Fund's investment policy.                               Adjourned       Adjourned        Adjourned


Merrill Lynch Healthcare Fund, Inc., October 31, 2000


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return


                                     % Return Without % Return With
Class A Shares*                        Sales Charge   Sales Charge**

One Year Ended 9/30/00                    +69.12%        +60.24%
Five Years Ended 9/30/00                  +27.76         +26.39
Ten Years Ended 9/30/00                   +22.03         +21.37

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**Assuming maximum sales charge.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 9/30/00                    +67.48%        +63.48%
Five Years Ended 9/30/00                  +26.44         +26.44
Ten Years Ended 9/30/00                   +20.78         +20.78

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 9/30/00                    +67.62%        +66.62%
Five Years Ended 9/30/00                  +26.44         +26.44
Inception (10/21/94) through 9/30/00      +26.94         +26.94

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge   Sales Charge**

One Year Ended 9/30/00                    +68.62%        +59.77%
Five Years Ended 9/30/00                  +27.41         +26.04
Inception (10/21/94) through 9/30/00      +27.46         +26.31

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                              Ten Years/
                                                      6 Month              12 Month        Since Inception
As of October 31, 2000                              Total Return         Total Return        Total Return
ML Healthcare Fund, Inc.--Class A Shares               +23.21%              +58.68%           +585.77%
ML Healthcare Fund, Inc.--Class B Shares               +22.59               +57.49            +518.89
ML Healthcare Fund, Inc.--Class C Shares               +22.69               +57.26            +294.81
ML Healthcare Fund, Inc.--Class D Shares               +23.02               +58.37            +304.55

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's ten year/since inception periods are ten years for Class A &
Class B Shares and from 10/21/94 for Class C & Class D Shares.


PORTFOLIO INFORMATION


Worldwide
Investments
As of 10/31/00

                                Percent of
Ten Largest Holdings            Net Assets

HCA--The Healthcare
  Corporation                      5.9%
ALZA Corporation                   4.0
AmeriSource Health Corporation
  (Class A)                        3.8
Stryker Corporation                3.7
WebMD Corporation                  3.5
Baxter International Inc.          3.0
QLT Inc.                           3.0
Tenet Healthcare Corporation       2.9
Cerner Corporation                 2.8
Eli Lilly and Company              2.8


Industries Represented           Percent of
In the Fund                      Net Assets

Pharmaceutical--Prescription      19.3%
Biotechnology                     18.9
Healthcare Cost Containment       17.6
Pharmaceutical--Diversified       14.4
Medical Technology                11.1
Medical Specialties                9.1
Healthcare--Information            6.5


Breakdown of Investments        Percent of
By Country                      Net Assets

United States*                    80.7%
Canada                             5.7
Ireland                            2.4
Switzerland                        1.9
Israel                             1.8
Japan                              1.2
Denmark                            1.2
United Kingdom                     1.1
Germany                            0.6
Sweden                             0.3

*Excludes short-term securities.



Merrill Lynch Healthcare Fund, Inc., October 31, 2000


SCHEDULE OF INVESTMENTS
MIDDLE                                  Shares                                                                Percent of
EAST               Industries            Held                   Investments                          Value    Net Assets
Israel             Pharmaceutical--    250,000    Teva Pharmaceutical Industries Ltd. (ADR)*      $ 14,781,250     1.8%
                   Diversified
                                                  Total Investments in the Middle East              14,781,250     1.8

North
America

Canada             Biotechnology       490,000    ++QLT Inc.                                        24,346,875     3.0
                   Pharmaceutical--    520,000    ++Biovail Corporation                             21,872,500     2.7
                   Prescription
                                                  Total Investments in Canada                       46,219,375     5.7

United States      Biotechnology       350,000    ++Amgen Inc.                                      20,256,250     2.5
                                       120,000    ++Aphton Corporation                               3,555,000     0.4
                                        23,000    ++Aquila Biopharmaceuticals, Inc.                     93,438     0.0
                                       150,000    ++Caliper Technologies Corp.                       8,446,875     1.1
                                        60,000    ++Cell Genesys, Inc.                               1,383,750     0.2
                                        50,000    ++Cubist Pharmaceuticals, Inc.                     2,153,125     0.3
                                        10,000    ++Genentech, Inc.                                    825,000     0.1
                                       202,200    ++Genzyme Corporation                             14,343,562     1.8
                                        30,000    ++IDEC Pharmaceuticals Corporation                 5,883,750     0.7
                                        80,000    ++ILEX Oncology, Inc.                              2,900,000     0.4
                                        33,500    ++Illumina, Inc.                                   1,088,750     0.1
                                       130,000    ++Immunex Corporation                              5,525,000     0.7
                                       740,000    ++Inkine Pharmaceutical Company, Inc.              6,590,625     0.8
                                       100,000    ++Maxim Pharmaceuticals, Inc.                      4,443,750     0.5
                                       250,000    ++Millennium Pharmaceuticals, Inc.                18,140,625     2.2
                                       232,500    ++OSI Pharmaceuticals, Inc.                       16,623,750     2.1
                                        60,000    PE Corp.--PE Biosystems Group                      7,020,000     0.9
                                       200,000    ++Regeneron Pharmaceuticals, Inc.                  5,337,500     0.7
                                        20,000    ++Tanox, Inc.                                        745,000     0.1
                                         5,000    ++Transkaryotic Therapies, Inc.                      191,875     0.0
                                                                                                  ------------   ------
                                                                                                   125,547,625    15.6

                   Healthcare Cost     700,000    ++AmeriSource Health Corporation (Class A)        30,406,250     3.8
                   Containment          15,000    CIGNA Corporation                                  1,829,250     0.2
                                        50,000    Cardinal Health, Inc.                              4,737,500     0.6
                                     1,352,600    ++Caremark Rx, Inc.                               16,907,500     2.1
                                     1,200,000    HCA--The Healthcare Corporation                   47,925,000     5.9
                                       200,000    ++HEALTHSOUTH Corporation                          2,400,000     0.3
                                       100,000    ++Health Management Associates, Inc. (Class A)     1,981,250     0.3
                                       150,000    ++LifePoint Hospitals, Inc.                        5,812,500     0.7
                                        40,000    ++Sunrise Assisted Living, Inc.                      930,000     0.1
                                       600,000    ++Tenet Healthcare Corporation                    23,587,500     2.9
                                        25,000    ++Triad Hospitals, Inc.                              687,500     0.1
                                        47,400    UnitedHealth Group Incorporated                    5,184,375     0.6
                                                                                                  ------------   ------
                                                                                                   142,388,625    17.6

                   Healthcare          362,500    ++Cerner Corporation                              22,429,687     2.8
                   --Information        86,600    ++Health Net Inc.                                  1,796,950     0.2
                                     2,500,000    ++WebMD Corporation                               28,281,250     3.5
                                                                                                  ------------   ------
                                                                                                    52,507,887     6.5

                   Medical              15,000    Arrow International, Inc.                            601,875     0.1
                   Specialties         300,000    Baxter International Inc.                         24,656,250     3.0
                                       600,000    Becton, Dickinson and Company                     20,100,000     2.5
                                       100,000    ++Edwards Lifesciences Corporation                 1,343,750     0.2
                                       100,000    ++Martek Biosciences Corporation                   2,125,000     0.3
                                       580,000    ++Syncor International Corporation (a)            14,572,500     1.8
                                                                                                  ------------   ------
                                                                                                    63,399,375     7.9

                   Medical              50,000    ++Boston Scientific Corporation                      796,875     0.1
                   Technology          500,000    C.R. Bard, Inc.                                   20,937,500     2.6
                                       200,000    Datascope Corp.                                    6,862,500     0.8
                                        90,000    ++Guidant Corporation                              4,764,375     0.6
                                       100,000    Johnson & Johnson                                  9,212,500     1.1
                                       250,000    Medtronic, Inc.                                   13,578,125     1.7
                                       630,000    Stryker Corporation                               29,688,750     3.7
                                        99,900    ++Wilson Greatbatch Technologies, Inc.             2,397,600     0.3
                                                                                                  ------------   ------
                                                                                                    88,238,225    10.9

                   Pharmaceutical--    100,000    Allergan Inc.                                      8,406,250     1.0
                   Diversified         100,000    Alpharma, Inc. (Class A)                           3,881,250     0.5
                                       240,000    American Home Products Corporation                15,240,000     1.9
                                        90,000    ++Barr Laboratories, Inc.                          5,681,250     0.7
                                       200,000    Bristol-Myers Squibb Company                      12,187,500     1.5
                                       321,650    ++K-V Pharmaceutical Company (Class A)            12,524,246     1.5
                                        40,000    ++Novoste Corporation                              1,010,000     0.1
                                       200,000    Pharmacia Corporation                             11,000,000     1.4
                                        30,000    Schering-Plough Corporation                        1,550,625     0.2
                                        44,500    ++Trimeris, Inc.                                   3,140,031     0.4
                                                                                                  ------------   ------
                                                                                                    74,621,152     9.2

                   Pharmaceutical--    400,000    ++ALZA Corporation                                32,375,000     4.0
                   Prescription        181,100    ++COR Therapeutics, Inc.                          10,220,831     1.2
                                       250,000    Eli Lilly and Company                             22,343,750     2.8
                                       800,000    ++Emisphere Technologies, Inc.                    20,200,000     2.5
                                        80,000    ++Forest Laboratories, Inc.                       10,600,000     1.3
                                       150,000    Pfizer Inc.                                        6,478,125     0.8
                                        45,000    ++Sepracor Inc.                                    3,065,625     0.4
                                                                                                  ------------   ------
                                                                                                   105,283,331    13.0

                               Total Investments in the United States                              651,986,220    80.7

                               Total Investments in North America                                  698,205,595    86.4



Merrill Lynch Healthcare Fund, Inc., October 31, 2000


SCHEDULE OF INVESTMENTS (concluded)

PACIFIC                                 Shares                                                                Percent of
BASIN/ASIA         Industries            Held                   Investments                          Value    Net Assets
Japan              Pharmaceutical--     96,000    Fujisawa Pharmaceutical Co., Ltd.               $  3,015,661     0.4%
                   Prescription        200,000    Kyorin Pharmaceutical Co., Ltd.                    6,575,694     0.8

                                                  Total Investments in the Pacific Basin/Asia        9,591,355     1.2

Western
Europe

Denmark            Medical             200,000    William Demant A/S                                 9,566,000     1.2
                   Specialties
                                                  Total Investments in Denmark                       9,566,000     1.2

Germany            Pharmaceutical--     85,300    Schering AG                                        4,757,358     0.6
                   Diversified

                                                  Total Investments in Germany                       4,757,358     0.6

Ireland            Pharmaceutical--    380,000    ++Elan Corporation PLC (ADR)*                     19,736,250     2.4
                   Prescription

                                                  Total Investments in Ireland                      19,736,250     2.4

Sweden             Biotechnology       340,000    ++OXiGENE, Inc.                                    2,401,250     0.3

                                                  Total Investments in Sweden                        2,401,250     0.3

Switzerland        Pharmaceutical--     10,000    Novartis AG (Registered Shares)                   15,166,009     1.9
                   Diversified
                                                  Total Investments in Switzerland                  15,166,009     1.9

United Kingdom     Medical             333,000    Smith & Nephew PLC                                 1,368,445     0.2
                   Technology            6,700    Smith & Nephew PLC (ADR)*                            275,538     0.0
                                                                                                  ------------   ------
                                                                                                     1,643,983     0.2

                   Pharmaceutical--    150,000    Galen Holdings PLC                                 1,927,663     0.3
                   Diversified          62,500    ++Galen Holdings PLC (ADR)*                        3,289,063     0.4
                                     1,500,000    ++SkyePharma PLC                                   1,807,864     0.2
                                                                                                  ------------   ------
                                                                                                     7,024,590     0.9

                                                  Total Investments in the United Kingdom            8,668,573     1.1

                                                  Total Investments in Western Europe               60,295,440     7.5

                                                  Total Long-Term Investments
                                                  (Cost--$579,770,994)                             782,873,640    96.9

SHORT-TERM                             Face
SECURITIES                            Amount

                   Commercial     $ 20,945,000    General Motors Acceptance Corp., 6.63%
                   Paper**                        due 11/01/2000                                    20,945,000     2.6

                   US Government     2,500,000    Freddie Mac Participation Certificates,
                   Agency                         6.40% due 11/14/2000                               2,494,222     0.3
                   Obligations**

                                                  Total Short-Term Investments
                                                  (Cost--$23,439,222)                               23,439,222     2.9

                   Total Investments (Cost--$603,210,216)                                          806,312,862    99.8
                   Other Assets Less Liabilities                                                     1,715,790     0.2
                                                                                                  ------------   ------
                   Net Assets                                                                     $808,028,652   100.0%
                                                                                                  ============   ======


*American Depositary Receipts (ADR).
**Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflects the discount rate paid at the time of purchase by the Fund.
++Non-income producing security.

(a)Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a) (3) of the Investment
Company Act of 1940) are as follows:

                          Net Share      Net      Dividend
Industry    Affiliate      Activity      Cost      Income

Medical      Syncor
 Specialties   International  --          --         ++
                Corporation

++Non-income producing security.

See Notes to Financial Statements.



Merrill Lynch Healthcare Fund, Inc., October 31, 2000


STATEMENT OF ASSETS AND LIABILITIES
                    As of October 31, 2000
Assets:             Investments, at value (identified cost--$603,210,216)                                   $806,312,862
                    Cash                                                                                             126
                    Foreign cash                                                                                   5,539
                    Receivables:
                      Securities sold                                                      $  6,584,816
                      Capital shares sold                                                     3,452,299
                      Dividends                                                                 276,597       10,313,712
                                                                                           ------------
                    Prepaid registration fees and other assets                                                    29,015
                                                                                                            ------------
                    Total assets                                                                             816,661,254
                                                                                                            ------------

Liabilities:        Payables:
                      Securities purchased                                                    6,128,079
                      Capital shares redeemed                                                 1,005,775
                      Investment adviser                                                        697,515
                      Distributor                                                               377,271        8,208,640
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       423,962
                                                                                                            ------------
                    Total liabilities                                                                          8,632,602
                                                                                                            ------------

Net Assets:         Net assets                                                                              $808,028,652
                                                                                                            ============

Net Assets          Class A Shares of Common Stock, $.10 par value,
Consist of:         100,000,000 shares authorized                                                           $  4,014,803
                    Class B Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized                                                              6,241,152
                    Class C Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized                                                              1,089,411
                    Class D Shares of Common Stock, $.10 par value,
                    100,000,000 shares authorized                                                              1,434,895
                    Paid-in capital in excess of par                                                         577,474,989
                    Accumulated investment loss--net                                                         (4,145,066)
                    Undistributed realized capital gains on investments
                    and foreign currency transactions--net                                                    18,831,354
                    Unrealized appreciation on investments and foreign
                    currency transactions--net                                                               203,087,114
                                                                                                            ------------
                    Net assets                                                                              $808,028,652
                                                                                                            ============

Net Asset           Class A--Based on net assets of $296,040,783 and
Value:              40,148,027 shares outstanding                                                           $       7.37
                                                                                                            ============
                    Class B--Based on net assets of $351,092,841 and
                    62,411,520 shares outstanding                                                           $       5.63
                                                                                                            ============
                    Class C--Based on net assets of $61,284,653 and
                    10,894,109 shares outstanding                                                           $       5.63
                                                                                                            ============
                    Class D--Based on net assets of $99,610,375 and
                    14,348,947 shares outstanding                                                           $       6.94
                                                                                                            ============


                    See Notes to Financial Statements.


STATEMENT OF OPERATIONS
                    For the Six Months Ended October 31, 2000
Investment          Interest and discount earned                                                            $  1,201,062
Income:             Dividends (net of $17,198 foreign withholding tax)                                         1,003,933
                                                                                                            ------------
                    Total income                                                                               2,204,995
                                                                                                            ------------

Expenses:           Investment advisory fees                                               $  3,633,386
                    Account maintenance and distribution fees--Class B                        1,618,503
                    Account maintenance and distribution fees--Class C                          254,708
                    Transfer agent fees--Class B                                                223,385
                    Transfer agent fees--Class A                                                160,381
                    Account maintenance fees--Class D                                           103,128
                    Accounting services                                                          72,184
                    Registration fees                                                            52,975
                    Transfer agent fees--Class D                                                 48,995
                    Professional fees                                                            40,687
                    Transfer agent fees--Class C                                                 37,785
                    Printing and shareholder reports                                             36,070
                    Custodian fees                                                               34,717
                    Directors' fees and expenses                                                 22,590
                    Pricing fees                                                                  3,173
                    Other                                                                         7,394
                                                                                           ------------
                    Total expenses                                                                             6,350,061
                                                                                                            ------------
                    Investment loss--net                                                                     (4,145,066)
                                                                                                            ------------

Realized &          Realized gain from:
Unrealized Gain on    Investments--net                                                       21,547,340
Investments &         Foreign currency transactions--net                                        169,461       21,716,801
Foreign Currency                                                                           ------------
Transactions--Net:  Change in unrealized appreciation/depreciation on:
                      Investments--net                                                      120,238,459
                      Foreign currency transactions--net                                          8,605      120,247,064
                                                                                           ------------     ------------
                    Net Increase in Net Assets Resulting from Operations                                    $137,818,799
                                                                                                            ============

                    See Notes to Financial Statements.




Merrill Lynch Healthcare Fund, Inc., October 31, 2000

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Six    For the Year
                                                                                           Months Ended        Ended
                                                                                            October 31,      April 30,
                    Increase (Decrease) in Net Assets:                                         2000             2000
Operations:         Investment loss--net                                                  $ (4,145,066)    $ (5,568,169)
                    Realized gain on investments and foreign
                    currency transactions--net                                               21,716,801      119,128,130
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                      120,247,064       12,838,335
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                    137,818,799      126,398,296
                                                                                           ------------     ------------

Distributions to    Realized gain on investments--net:
Shareholders:         Class A                                                              (38,783,363)      (5,572,543)
                      Class B                                                              (57,043,728)      (9,877,905)
                      Class C                                                               (8,534,468)      (1,273,871)
                      Class D                                                              (11,689,918)      (1,478,725)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from distributions
                    to shareholders                                                       (116,051,477)     (18,203,044)
                                                                                           ------------     ------------

Capital Share       Net increase (decrease) in net assets derived from
Transactions:       capital share transactions                                              195,581,445     (25,000,986)
                                                                                           ------------     ------------

Net Assets:         Total increase in net assets                                            217,348,767       83,194,266
                    Beginning of period                                                     590,679,885      507,485,619
                                                                                           ------------     ------------
                    End of period                                                          $808,028,652     $590,679,885
                                                                                           ============     ============

                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
                                                                                          Class A++
                                                                   For the Six
The following per share data and ratios have been derived          Months Ended
from information provided in the financial statements.              October 31,       For the Year Ended April 30,
Increase (Decrease) in Net Asset Value:                                2000        2000      1999      1998       1997
Per Share           Net asset value, beginning of period              $   6.98   $   5.62  $   5.84  $   5.05   $   5.27
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                        (.02)      (.03)     (.03)     (.02)        .02
                    Realized and unrealized gain on
                    investments and foreign currency
                    transactions--net                                     1.61       1.57       .67      2.02        .40
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.59       1.54       .64      2.00        .42
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized
                    gain on investments--net                            (1.20)      (.18)     (.86)    (1.21)      (.64)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   7.37   $   6.98  $   5.62  $   5.84   $   5.05
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share               23.21%+++     28.06%    12.01%    44.06%      8.55%
Return:**                                                             ========   ========  ========  ========   ========


Ratios to Average   Expenses                                            1.19%*      1.26%     1.27%     1.32%      1.40%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                      (.59%)*     (.47%)    (.46%)    (.28%)       .32%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $296,041   $219,499  $176,491  $146,154   $121,529
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  36.35%    109.88%    91.26%   115.99%    125.94%
                                                                      ========   ========  ========  ========   ========

                                                                                          Class B++
                                                                   For the Six
The following per share data and ratios have been derived          Months Ended
from information provided in the financial statements.              October 31,       For the Year Ended April 30,
Increase (Decrease) in Net Asset Value:                                2000        2000      1999      1998       1997
Per Share           Net asset value, beginning of period              $   5.55   $   4.54  $   4.91  $   4.40   $   4.67
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment loss--net                                 (.05)      (.07)     (.07)     (.06)      (.03)
                    Realized and unrealized gain on
                    investments and foreign currency
                    transactions--net                                     1.27       1.26       .55      1.72        .35
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.22       1.19       .48      1.66        .32
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized
                    gain on investments--net                            (1.14)      (.18)     (.85)    (1.15)      (.59)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   5.63   $   5.55  $   4.54  $   4.91   $   4.40
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share               22.59%+++     26.99%    10.79%    42.60%      7.44%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            2.21%*      2.28%     2.29%     2.35%      2.44%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment loss--net                              (1.60%)*    (1.49%)   (1.49%)   (1.31%)     (.72%)
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $351,093   $273,530  $256,000  $208,520   $178,025
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  36.35%    109.88%    91.26%   115.99%    125.94%
                                                                      ========   ========  ========  ========   ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.



FINANCIAL HIGHLIGHTS (concluded)
                                                                                          Class C++
                                                                   For the Six
The following per share data and ratios have been derived          Months Ended
from information provided in the financial statements.              October 31,       For the Year Ended April 30,
Increase (Decrease) in Net Asset Value:                                2000        2000      1999      1998       1997
Per Share           Net asset value, beginning of period              $   5.55   $   4.55  $   4.92  $   4.40   $   4.68
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment loss--net                                 (.05)      (.07)     (.07)     (.06)      (.04)
                    Realized and unrealized gain on
                    investments and foreign currency
                    transactions--net                                     1.28       1.25       .55      1.73        .35
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.23       1.18       .48      1.67        .31
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized
                    gain on investments--net                            (1.15)      (.18)     (.85)    (1.15)      (.59)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   5.63   $   5.55  $   4.55  $   4.92   $   4.40
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share               22.69%+++     26.70%    10.82%    42.66%      7.28%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            2.22%*      2.30%     2.30%     2.36%      2.46%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment loss--net                              (1.62%)*    (1.50%)   (1.50%)   (1.31%)     (.76%)
                                                                      ========   ========  ========  ========   ========
Supplemental        Net assets, end of period (in thousands)          $ 61,285   $ 38,622  $ 31,295  $ 19,860   $ 17,762
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  36.35%    109.88%    91.26%   115.99%    125.94%
                                                                      ========   ========  ========  ========   ========


                                                                                          Class D++
                                                                   For the Six
The following per share data and ratios have been derived          Months Ended
from information provided in the financial statements.              October 31,       For the Year Ended April 30,
Increase (Decrease) in Net Asset Value:                                2000        2000      1999      1998       1997
Per Share           Net asset value, beginning of period              $   6.63   $   5.36  $   5.62  $   4.89   $   5.13
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income (loss)--net                        (.03)      (.04)     (.04)     (.03)    --+++++
                    Realized and unrealized gain on
                    investments and foreign currency
                    transactions--net                                     1.52       1.49       .64      1.95        .39
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                      1.49       1.45       .60      1.92        .39
                                                                      --------   --------  --------  --------   --------
                    Less distributions from realized
                    gain on investments--net                            (1.18)      (.18)     (.86)    (1.19)      (.63)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $   6.94   $   6.63  $   5.36  $   5.62   $   4.89
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share               23.02%+++     27.73%    11.69%    43.95%      8.11%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses                                            1.44%*      1.51%     1.52%     1.56%      1.65%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income (loss)--net                      (.84%)*     (.71%)    (.72%)    (.52%)       .06%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 99,610   $ 59,029  $ 43,700  $ 25,718   $ 18,318
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  36.35%    109.88%    91.26%   115.99%    125.94%
                                                                      ========   ========  ========  ========   ========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.


See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Healthcare Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may also purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


Merrill Lynch Healthcare Fund, Inc., October 31, 2000


NOTES TO FINANCIAL STATEMENTS (continued)


* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered put and call options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides, or arranges for affiliates to provide, the administrative services necessary for the operation of the Fund. As compensation for its services to the Fund, MLIM receives monthly compensation at the annual rate of 1.0% of the average daily net assets of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                             Account     Distribution
                         Maintenance Fee     Fee

Class B                        .25%          .75%
Class C                        .25%          .75%
Class D                        .25%           --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended October 31, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:
                               FAMD       MLPF&S

Class A                      $  793     $  8,341
Class D                      $8,882     $133,955

For the six months ended October 31, 2000, MLPF&S received contingent deferred sales charges of $140,817 and $4,595 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $58,712 in commissions on the execution of portfolio security transactions for the Fund for the six months ended October 31, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLIM.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2000 were $331,390,528 and $248,246,972, respectively.

Net realized gains for the six months ended October 31, 2000 and net unrealized gains (losses) as of October 31, 2000 were as follows:

                                     Realized     Unrealized
                                      Gains     Gains (Losses)

Long-term investments            $ 21,547,334  $ 203,102,646
Short-term investments                      6             --
Foreign currency transactions         169,461       (15,532)
                                 ------------  -------------
Total                            $ 21,716,801  $ 203,087,114
                                 ============  =============

As of October 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $203,102,646, of which $247,955,181 related to appreciated securities and $44,852,535 related to depreciated securities. The aggregate cost of investments at October 31, 2000 for Federal income tax purposes was $603,210,216.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $195,581,445 and $(25,000,986) for the six months ended October 31, 2000 and the year ended April 30, 2000, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                         7,025,952  $  51,551,252
Shares issued to shareholders in
reinvestment of distributions       4,916,954     35,254,558
                                 ------------  -------------
Total issued                       11,942,906     86,805,810
Shares redeemed                   (3,222,259)   (23,483,612)
                                 ------------  -------------
Net increase                        8,720,647  $  63,322,198
                                 ============  =============


Class A Shares for the Year                         Dollar
Ended April 30, 2000                  Shares        Amount

Shares sold                         7,840,765  $  49,755,147
Shares issued to shareholders in
reinvestment of distributions         872,042      5,014,244
                                 ------------  -------------
Total issued                        8,712,807     54,769,391
Shares redeemed                   (8,689,330)   (53,055,597)
                                 ------------  -------------
Net increase                           23,477  $   1,713,794
                                 ============  =============


Class B Shares for the Six Months                   Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                        12,753,379  $  72,190,494
Shares issued to shareholders in
reinvestment of distributions       8,899,214     48,856,684
                                 ------------  -------------
Total issued                       21,652,593    121,047,178
Automatic conversion of shares    (2,802,151)   (15,647,878)
Shares redeemed                   (5,753,918)   (32,338,760)
                                 ------------  -------------
Net increase                       13,096,524  $  73,060,540
                                 ============  =============


Class B Shares for the Year                         Dollar
Ended April 30, 2000                  Shares        Amount

Shares sold                        12,112,815  $  59,918,845
Shares issued to shareholders in
reinvestment of distributions       1,897,468      8,728,352
                                 ------------  -------------
Total issued                       14,010,283     68,647,197
Automatic conversion of shares    (1,478,012)    (7,217,923)
Shares redeemed                  (19,571,161)   (94,061,748)
                                 ------------  -------------
Net decrease                      (7,038,890) $ (32,632,474)
                                 ============  =============



Merrill Lynch Healthcare Fund, Inc., October 31, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


Class C Shares for the Six Months                   Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                         3,313,344  $  18,639,699
Shares issued to shareholders in
reinvestment of distributions       1,352,891      7,427,372
                                 ------------  -------------
Total issued                        4,666,235     26,067,071
Shares redeemed                     (729,104)    (4,102,246)
                                 ------------  -------------
Net increase                        3,937,131  $  21,964,825
                                 ============  =============


Class C Shares for the Year                         Dollar
Ended April 30, 2000                  Shares        Amount

Shares sold                         2,719,549  $  13,605,930
Shares issued to shareholders in
reinvestment of distributions         244,785      1,128,458
                                 ------------  -------------
Total issued                        2,964,334     14,734,388
Shares redeemed                   (2,889,968)   (13,916,317)
                                 ------------  -------------
Net increase                           74,366   $    818,071
                                 ============  =============


Class D Shares for the Six Months                   Dollar
Ended October 31, 2000                Shares        Amount

Shares sold                         3,081,375  $  21,245,380
Automatic conversion of shares 2,295,915 15,647,878 Shares issued to shareholders in
reinvestment of distributions       1,550,961     10,484,495
                                 ------------  -------------
Total issued                        6,928,251     47,377,753
Shares redeemed                   (1,481,821)   (10,143,871)
                                 ------------  -------------
Net increase                        5,446,430  $  37,233,882
                                 ============  =============



Class D Shares for the Year                         Dollar
Ended April 30, 2000                  Shares        Amount

Shares sold                         3,083,096  $  18,461,597
Automatic conversion of shares 1,242,493 7,217,923 Shares issued to shareholders in
reinvestment of distributions         241,738      1,322,309
                                 ------------  -------------
Total issued                        4,567,327     27,001,829
Shares redeemed                   (3,822,901)   (21,902,206)
                                 ------------  -------------
Net increase                          744,426  $   5,099,623
                                 ============  =============

5. Short-Term Borrowings:
On December 3, 1999, the Fund, along with certain other funds managed by MLIM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank of America, N.A. The Fund did not borrow under the facility during the six months ended October 31, 2000.


6. Commitments:
At October 31, 2000, the Fund had entered into foreign exchange contracts under which it had agreed to sell foreign currency with an approximate value of $822,000.